Debt (Tables)	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Debt

(in thousands)	2014	2013
Revolving credit (uncollateralized)	$17,645	—
5.6% to 8.6% mortgage notes
due in installments through 2027	45,593	49,904
	63,238	49,904
Less portion due within one year	4,534	4,311
	$58,704	45,593